Note 11 - Convertible Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes
Note 11 - Convertible Notes Payable

NOTE 11 – CONVERTIBLE NOTES PAYABLE

The following is a summary of outstanding convertible promissory notes as of December 31, 2015:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding 12/31/2015
EMA Financial, LLC	10/14/2015	10/14/2016	10%	$30,800
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	60,000
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	50,000
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	49,250
Adar Bays, LLC	12/10/2015	12/10/2016	8%	35,000
Kodiak Capital Group, LLC	12/15/2015	07/15/2016	0%	50,000
				275,050
Less debt discount				(122,084)
				$152,966

The following is a summary of outstanding convertible promissory notes as of June 30, 2016:

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding 6/30/2016
EMA Financial, LLC	10/14/2015	10/14/2016	12%	$13,736	(1)
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10%	35,941	(2)
Kodiak Capital Group, LLC	11/30/2015	12/01/2016	12%	50,000
Auctus Fund, LLC	12/03/2015	09/03/2016	10%	35,646	(3)
Adar Bays, LLC	12/16/2015	12/16/2016	8%	30,585	(4)
Kodiak Capital Group, LLC	12/15/2015	07/15/2016	0%	50,000
Colonial Stock Transfer	01/14/2016	01/14/2017	10%	6,605
Kodiak Capital Group, LLC	03/18/2016	03/18/2017	12%	50,000
Blackbridge Capital, LLC	04/27/2016	10/27/2016	1%	4,500	(5)
EMA Financial, LLC	05/05/2016	05/05/2017	12%	53,500
Kodiak Capital Group, LLC	05/23/2016	08/30/2016	1%	50,000
Black Forest Capital, LLC	05/31/2016	05/31/2017	8%	30,000
Black Forest Capital, LLC	05/31/2016	05/31/2017	2%	14,420	(6)
				424,933
Less debt discount				(23,338)
				$401,595

(1)      Converted $19,564 of principal to common stock.

(2)      Converted $24,059 of principal to common stock.

(3)      Converted $13,604 of principal to common stock.

(4)      Converted $4,415 of principal to common stock.

(5)      Converted $45,500 of principal to common stock.

(6)      Converted $35,580 of principal to common stock.

Accrued interest on the above notes was $12,378 and $6,210 as of June 30, 2016, and December 31, 2015, respectively.

Debt discount expense including original issue discounts for the three and six months ended June 30, 2016, was $323,349 and $415,849, respectively. Carrying value of all convertible notes, net of debt discounts, as of June 30, 2016, and December 31, 2015, is $401,595 and $152,966, respectively.

Based on the fair value of the embedded conversion options on the day of issuance, a loss of $478,239 and $489,011 for the three and six months ended June 30, 2016, was recorded in the statement of operations.

NOTE 11 – CONVERTIBLE NOTES PAYABLE

On October 14, 2015, we entered into a Securities Purchase Agreement with EMA Financial, LLC ("EMA"), and executed a 10% Convertible Note in favor of EMA in the principal amount of $28,000. EMA funded the note on October 19, 2015 (the "Closing Date") less $3,000 through an original issue discount for its due diligence and legal fees. The note is unsecured, accrues interest at 10% per annum, and is due and payable on October 14, 2016. The outstanding amount due on the note is convertible into restricted shares of our common stock at any time during the term of the note at EMA's sole discretion at the conversion price of the lower of: (i) the closing sale price of the common stock on the trading day on immediately preceding the Closing Date; and (ii) 50% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date. This note was amended effective November 30, 2015, increasing the interest rate to 12% and the principal due to $30,800. As of December 31, 2015, $30,800 of principal and $685 of accrued interest remain outstanding.

On November 18, 2015, we executed a 10% Convertible Promissory Note in favor of Tangiers Investment Group, LLC ("Tangiers"), in the total face value of $240,000. Tangiers funded the initial consideration of $60,000 under the note on November 18, 2015, less $10,000, which was retained by Tangiers through an original issue discount for due diligence and legal expenses related to the transaction. The note is unsecured, accrues interest at 10% per annum, and is due and payable on November 19, 2016. The outstanding amount due on the note is convertible into restricted shares of common stock after May 19, 2016, at Tangiers's sole discretion at the conversion price of 55% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date. As of December 31, 2015, $60,000 of principal and $723 of accrued interest remain outstanding.

On November 30, 2015, we executed a 12% Convertible Promissory Note in favor of Kodiak Capital Group, LLC ("Kodiak"), in the total face value of $50,000. Kodiak funded the initial consideration of $35,000 under the note on November 30, 2015, less $15,000, which was retained by Kodiak through an original issue discount for due diligence and legal expenses related to the transaction. The note is unsecured, accrues interest at 12% per annum, and is due and payable on December 1, 2016. The outstanding amount due on the note is immediately convertible into restricted shares of our common stock, at Kodiak's sole discretion, at the lower of the closing bid price on the principal market on the trading day preceding the note date or 50% of the lowest closing bid price for the common stock during the 30 consecutive trading days immediately preceding the conversion date, with some exceptions. As of December 31, 2015, $50,000 of principal and $526 of accrued interest remain outstanding.

On December 3, 2015, we entered into a Securities Purchase Agreement with Auctus Fund, LLC ("Auctus"), and executed a 10% Convertible Promissory Note in favor of Auctus, in the principal amount of $49,250. Auctus funded the consideration of $44,000 under the note on December 3, 2015, less $5,250, which was retained by Auctus through an original issue discount for due diligence and legal expenses related to the transaction. The note is unsecured, accrues interest at 10% per annum, and is due and payable on September 3, 2016. The outstanding amount due on the note is convertible into restricted shares of our common stock after December 3, 2015, at Auctus's sole discretion, at the conversion price of 55% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date. As of December 31, 2015, $49,250 of principal and $391 of accrued interest remain outstanding.

On December 15, 2015, we entered into the Equity Purchase Agreement with Kodiak (the "EPA") that provides the terms and conditions for Kodiak's purchase of up to $1,000,000 of our common stock. Pursuant to the EPA, we also entered into a Registration Rights Agreement and Convertible Promissory Note due July 15, 2016, in the principal amount of $50,000 that represents the commitment fee paid to Kodiak under the EPA. The convertible note may be converted into restricted shares of our common stock at any time after May 15, 2016, at a conversion price equal to 50% of the lowest closing bid price for the common stock for the 30 trading dates ending on the trading day immediately before the relevant conversion date Under the Registration Rights Agreement, we were required to file an S-1 registration statement within 30 days of the closing date to register the shares of common stock to be purchased by Kodiak under the EPA. Kodiak extended the date for filing this registration statement until February 1, 2016. As of December 31, 2015, $50,000 of principal remain outstanding.

On December 16, 2015, we entered into a Securities Purchase Agreement with Adar Bays, LLC, relating to the issuance and sale of two 8% convertible notes in the aggregate principal amount of $70,000 (each in the principal amount of $35,000), both of which are convertible into shares of our common stock, upon the terms and subject to the limitations and conditions set forth in the notes. The first $35,000 was funded on December 10, 2015, less $2,000, which was retained by Adar through an original issue discount for due diligence and legal expenses related to the transaction. The note is unsecured, accrues interest at 8% per annum, and is due and payable on December 10, 2016. The outstanding amount due on the note is convertible into restricted shares of common stock after June 10, 2016, at Adar's sole discretion, at the conversion price of 50% of the lowest sale price for the common stock during the 25 consecutive trading days immediately preceding the conversion date. We have no obligation to have the second note funded. As of December 31, 2015, $35,000 of principal and $169 of accrued interest remain outstanding.

Note Holder	Issue Date	Maturity Date	Stated Interest Rate	Principal Balance Outstanding 12/31/2015
EMA Financial, LLC	10/14/2015	10/14/2016	10%	$30,800
Tangiers Investment Group, LLC	11/18/2015	11/19/2016	10	60,000
Kodiak Capital	11/30/2015	12/01/2016	12	50,000
Auctus Fund, LLC	12/03/2015	09/03/2016	10	49,250
Adar Bays, LLC	12/10/2015	12/10/2016	8	35,000
Kodiak Capital	12/15/2015	07/15/2016	8	50,000
				$275,050

Note Holder	Initial Valuation	Current Remaining Debt Discount to Amortize over Five Remaining Months	Interest Expense Recognized for Immediately Convertible Notes and One Month of Amortization	Balance 12/31/2015
EMA Financial, LLC	$30,800	$-	$30,800	$30,800
Tangiers Investment Group, LLC	60,000	(45,000)	15,000	15,000
Kodiak Capital	50,000	-	50,000	50,000
Auctus Fund, LLC	49,250	-	49,250	49,250
Adar Bays, LLC	35,000	(32,084)	2,916	2,916
Kodiak Capital	50,000	(45,000)	5,000	5,000
	$275,050	$122,084	$152,966	$152,966